Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Aerospace & Defense - 2.4%
Mercury Systems, Inc. (A)	73,550	$ 3,676,397

Banks - 6.8%
Banc of California, Inc.	95,813	1,669,062
Cadence Bank	134,655	3,444,475
Home BancShares, Inc.	153,611	3,666,695
Triumph Financial, Inc. (A)	27,595	1,537,869

		10,318,101

Biotechnology - 2.0%
Avid Bioservices, Inc. (A) (B)	192,428	3,046,135

Building Products - 1.6%
AZEK Co., Inc. (A) (B)	99,137	2,392,176

Chemicals - 1.0%
Quaker Chemical Corp. (B)	8,070	1,588,741

Commercial Services & Supplies - 2.2%
Aris Water Solution, Inc., Class A (B)	121,930	1,888,696
Casella Waste Systems, Inc., Class A (A)	17,337	1,389,040

		3,277,736

Electronic Equipment, Instruments & Components - 0.7%
nLight, Inc. (A) (B)	87,023	1,079,085

Food & Staples Retailing - 3.2%
Grocery Outlet Holding Corp. (A)	159,177	4,837,389

Food Products - 0.9%
Sovos Brands, Inc. (A) (B)	103,426	1,402,457

Health Care Equipment & Supplies - 8.7%
CONMED Corp. (B)	37,354	3,577,019
LeMaitre Vascular, Inc.	90,103	4,251,060
Mesa Laboratories, Inc. (B)	21,524	4,187,279
Neogen Corp. (A)	56,554	1,210,821

		13,226,179

Health Care Providers & Services - 3.2%
Amedisys, Inc. (A)	21,890	2,115,887
LHC Group, Inc. (A)	17,321	2,747,111

		4,862,998

Health Care Technology - 3.1%
Certara, Inc. (A)	64,326	1,247,924
Simulations Plus, Inc. (B)	83,969	3,454,485

		4,702,409

Hotels, Restaurants & Leisure - 3.8%
Texas Roadhouse, Inc.	58,143	5,839,301

Household Durables - 2.5%
Skyline Champion Corp. (A)	30,250	1,783,238
TopBuild Corp. (A)	10,168	2,034,210

		3,817,448

IT Services - 13.5%
Endava PLC, ADR (A)	37,157	3,264,985
Evo Payments, Inc., Class A (A)	165,340	5,600,066
I3 Verticals, Inc., Class A (A) (B)	66,227	1,915,285

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Repay Holdings Corp. (A) (B)	265,982	$ 2,590,665
WNS Holdings Ltd., ADR (A)	84,377	7,149,263

		20,520,264

Leisure Products - 1.1%
YETI Holdings, Inc. (A)	36,482	1,632,934

Life Sciences Tools & Services - 5.9%
Medpace Holdings, Inc. (A)	21,169	4,679,831
Repligen Corp. (A)	22,957	4,253,932

		8,933,763

Oil, Gas & Consumable Fuels - 8.3%
Earthstone Energy, Inc., Class A (A)	338,820	4,709,598
Excelerate Energy, Inc., Class A	129,480	3,016,884
Permian Resources Corp. (B)	336,207	3,654,570
Sitio Royalties Corp., Class A	46,638	1,239,172

		12,620,224

Personal Products - 3.8%
elf Beauty, Inc. (A)	100,336	5,774,337

Road & Rail - 2.7%
Saia, Inc. (A)	15,242	4,157,713

Semiconductors & Semiconductor Equipment - 1.8%
Silicon Laboratories, Inc. (A) (B)	17,071	2,678,611

Software - 8.6%
Appfolio, Inc., Class A (A)	16,187	1,818,286
DoubleVerify Holdings, Inc. (A)	80,769	2,196,109
Pegasystems, Inc.	38,634	1,502,090
Qualys, Inc. (A)	32,742	3,777,117
Workiva, Inc. (A) (B)	43,860	3,795,206

		13,088,808

Specialty Retail - 3.3%
America’s Car-Mart, Inc. (A) (B)	19,390	1,670,254
Boot Barn Holdings, Inc. (A)	40,920	3,416,411

		5,086,665

Textiles, Apparel & Luxury Goods - 1.7%
Steven Madden Ltd.	70,891	2,541,442

Trading Companies & Distributors - 2.1%
SiteOne Landscape Supply, Inc. (A)	21,220	3,215,042

Total Common Stocks (Cost $114,551,958)		144,316,355

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2023, to be repurchased at $7,922,654 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $8,080,727.	$ 7,922,258	7,922,258

Total Repurchase Agreement (Cost $7,922,258)		7,922,258

Total Investments (Cost $122,474,216)		152,238,613
Net Other Assets (Liabilities) - (0.1)%		(196,032)

Net Assets - 100.0%		$ 152,042,581

Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$144,316,355	$—	$—	$144,316,355
Repurchase Agreement	—	7,922,258	—	7,922,258

Total Investments	$144,316,355	$7,922,258	$—	$152,238,613

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,366,848, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,742,818. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Growth (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3